Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Finance and Operating Leases

The following table shows finance lease liabilities and the associated financial statement line items:

	As of	As of June 30,
	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Liabilities
Finance lease liabilities – current	42,062	32,610	25,199
Finance lease liabilities – non-current	38,415	24,457	18,899
Total	80,477	57,067	44,098

As of December 31, 2025 and June 30, 2026, “Right-of-use assets, net” consisted of the following:

	As of	As of June 30,
	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Motor vehicles under hire purchase	183,073	183,073	141,468
Leased office equipment	71,434	71,434	55,200
Less: Accumulated amortization	(179,116)	(200,932)	(155,269)
Right-of-use assets (finance lease), net	75,391	53,575	41,399

Information related to finance lease activities during the periods are as follows:

	For the six months ended June 30,
	2025 (Unaudited)	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Finance lease expenses
Amortization	21,817	21,817	16,859
Interest of financing lease liabilities	2,862	1,676	1,295

The following table shows the weighted-average lease terms and discount rates for finance leases:

	As of December 31, 2025	As of June 30, 2026 (Unaudited)
Weighted average remaining lease term (Years)
Finance leases	2.07	1.75

Weighted average discount rate (%)
Finance leases	5.13	5.04

The following table shows operating lease liabilities and the associated financial statement line items:

	As of	As of June 30,
	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Liabilities
Operating lease liabilities – current	328,848	281,702	217,682
Operating lease liabilities – non-current	69,156	44,334	34,259
Total	398,004	326,036	251,941

As of December 31, 2025 and June 30, 2026, “Right-of-use assets, net” consisted of the following:

	As of	As of June 30,
	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Leasehold buildings	1,181,216	1,204,495	930,759
Less: Accumulated amortization	(773,472)	(868,459)	(671,091)
Right-of-use assets (operating lease), net	407,744	336,036	259,668

Information related to operating lease activities during the periods are as follows:

	For the six months ended June 30,
	2025 (Unaudited)	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Operating lease expenses
Amortization	96,285	187,680	145,028
Interest of operating lease liabilities	3,630	7,445	5,753

The following table shows the weighted-average lease terms and discount rates for operating leases:

	As of	As of June 30,
	December 31, 2025	2026 (Unaudited)
Weighted average remaining lease term (Years)
Operating leases	1.17	1.08

Weighted average discount rate (%)
Operating leases	4.59	4.37

Schedule of Future Finance Lease Payments

Future finance lease payments as of June 30, 2026 (unaudited) are detailed as follows:

For the year ending June 30,	S$	$
2027	34,454	26,624
2028	23,643	18,270
2029 and thereafter	1,300	1,005
Total future lease payment	59,397	45,898
Less: Imputed interest	(2,330)	(1,800)
Present value of finance lease liabilities	57,067	44,098
Less: Current portion	(32,610)	(25,199)
Long-term portion of finance lease liabilities	24,457	18,899

Schedule of Future Operating Lease Payments

Future operating lease payments as of June 30, 2026 are detailed as follows:

For the year ending June 30,	S$	$
2027	288,145	222,661
2028 and thereafter	45,000	34,773
Total future lease payment	333,145	257,434
Less: Imputed interest	(7,109)	(5,493)
Present value of operating lease liabilities	326,036	251,941
Less: Current portion	(281,702)	(217,682)
Long-term portion of operating lease liabilities	44,334	34,259